UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549

Form N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERD MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235

Name and address of agent for service:	The Corporation Trust Company 1209 Orange Street Wilmington, DE 19801

with a copy to: John H. Lively The Law Offices of John H. Lively & Associates, Inc. A member firm of the 1940 Act Law GroupTM 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211

Registrant’s telephone number, including area code:	800-267-7400

Date of fiscal year end:	October 31st

Date of reporting period:	July 1, 2016 to June 30, 2017

Item 1. Proxy Voting Record.

The CBOE Vest S&P 500 Buffer Protect Strategy Fund, the CBOE Vest Defined Distribution Strategy Fund and the CBOE Vest S&P 500 Enhanced Growth Strategy Fund (“CBOE Vest Funds”) did not hold any voting securities during the period July 1, 2016 to June 30, 2017 and accordingly did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

World Funds Trust
(Registrant)

_/s/ David A. Bogaert
By (Signature and Title)
Name:  David A. Bogaert
Title:     President

Date:  August 29, 2017